GMO International Equity Fund Annual Fund Operating Expenses - GMO International Equity Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.76%
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.69%
Class IV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.63%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.76%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Other Expenses (as a percentage of Assets):	0.21%	[2],[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.76%

[1]	Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Excludes extraordinary, non-recurring expense incurred during the fiscal year ended February 28, 2025. Had the extraordinary expense been reflected, "Other expenses" would have been higher by 0.90% for Classes II, R6 and I, 1.19% for Class III and 1.20% for Class IV.
[3]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares for all amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. This reimbursement will continue through at least September 3, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.